NOTE RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NOTE RECEIVABLES
NOTE 10 - NOTE RECEIVABLES

NOTE 10 - NOTE RECEIVABLES

As of June 30, 2021, Note receivables consist of the following:

	June 30, 2021	December 31, 2020
Note receivables	$3,665,808	$3,097,981
	$3,665,808	$3,097,981

Note receivable is related to the short-term loan of RMB 30 million (approximately of US$4.65 million) to a third party with annual interest of 5%, which will be matured on November 4, 2021.

The accrued interest and principal amount of the loan for the period ended June 30, 2021 and December 31, 2020 are as follow:

	June 30, 2021	December 31, 2020
Principal	$3,589,156	$3,064,336
Accrued interest	76,652	33,645
	$3,665,808	$3,097,981